INVESTMENTS IN AFFILIATES (Tables)	12 Months Ended
Dec. 31, 2021
Equity Method Investments and Joint Ventures [Abstract]
Summary of Equity Method Investments
Investments in unconsolidated affiliates accounted for under the equity method consisted of the following:

		As of December 31,
	Ownership	2021	2020
Nikola Iveco Europe GmbH	50%	$4,083	$8,420
Wabash Valley Resources LLC	20%	57,695	—

		$61,778	$8,420

Fair Value Reconciliation
Refer below for a reconciliation of the fair value of the Company’s initial investment in WVR:

Initial investment in WVR
Common stock issued for investment in affiliates including common stock subject to Put Right	$29,139
Cash consideration for investment in affiliates	25,000

Fair value of cash and common stock consideration for WVR	54,139
Fair value of embedded Put Right	3,237

Total investment in affiliates	$57,376